Analysis of performance by segment - Profit after tax (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Additional analysis
Profit after tax from continuing operations	$ 2,214	$ 2,468	$ 2,338
Short-term fluctuations in investment returns	(382)	(530)	552
Loss attaching to corporate transactions	(35)	(30)	(142)
Income tax expense	(804)	(711)	(681)
Operating segments
Additional analysis
Profit after tax from continuing operations	3,085	3,375	3,729
Operating segments | CPL
Additional analysis
Profit after tax from continuing operations	278	394	268
Operating segments | Hong Kong
Additional analysis
Profit after tax from continuing operations	1,068	994	1,116
Operating segments | Indonesia
Additional analysis
Profit after tax from continuing operations	362	409	428
Operating segments | Malaysia
Additional analysis
Profit after tax from continuing operations	265	256	237
Operating segments | Singapore
Additional analysis
Profit after tax from continuing operations	394	521	470
Operating segments | Growth markets and other
Additional analysis
Profit after tax from continuing operations	434	548	960
Operating segments | Eastspring
Additional analysis
Profit after tax from continuing operations	284	253	250
Unallocated to a segment (central operations)
Additional analysis
Profit after tax from continuing operations	(871)	(907)	(1,391)
Restructuring and IFRS 17 implementation costs	(185)	(162)	(103)
Short-term fluctuations in investment returns	(25)	28	(103)
Loss attaching to corporate transactions	(35)	(30)	(407)
Income tax expense	(21)	0	154
Head office function
Additional analysis
Other income and expenditure	$ (605)	$ (743)	$ (932)